Consolidated Statements of Comprehensive Income / (Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Time charter revenue	$ 53,218,975	$ 92,093,426	$ 118,382,601
Commissions (including related party of $1,427,823, $1,119,611 and $646,987 in 2010, 2011 and 2012, respectively)	(2,918,296)	(5,185,459)	(6,682,492)
Net Revenue	50,300,679	86,907,967	111,700,109
Expenses / (Income)
Voyage expenses	1,855,964	979,987	412,849
Vessels operating expenses (including related party of $616,388, $581,021 and $660,474 in 2010, 2011 and 2012, respectively)	18,808,084	18,018,016	19,974,806
Dry-docking expenses (including related party of $120,506, $122,481 and $0 in 2010, 2011 and 2012, respectively)	0	2,924,046	2,632,479
Management fees - related party	4,094,744	4,780,500	4,292,291
Depreciation	16,386,426	32,544,199	33,719,712
General and administrative expenses (including related party of $2,337,289, $5,265,799 and $3,304,116 in 2010, 2011 and 2012, respectively)	7,901,762	12,315,054	17,723,987
Impairment loss	0	277,327,148	0
Bad debt provisions	124,717	0	0
(Gain) / Loss on sale of assets / vessel acquisition option	0	15,192,704	(1,064,023)
Gain from vessel early redelivery	0	(1,947,947)	(113,338)
Gain from marketable securities, net	(414,235)	0	0
Other income	(750,715)	0	0
Operating Income / (Loss)	2,293,932	(275,225,740)	34,121,346
Other Income / (Expenses)
Interest and finance costs	(6,744,917)	(9,349,714)	(10,234,928)
Loss on derivatives, net	(714,074)	(2,340,418)	(2,611,920)
Interest income (including related party of $0, $508,019 and $675,856 in 2010, 2011 and 2012, respectively)	728,503	620,861	321,120
Equity in net income of affiliate	1,986,590	2,749,866	0
Gain from debt extinguishment	1,893,254	0	0
Loss on investment in affiliate	(16,985,066)	0	0
Foreign currency gain / (loss)	(15,347)	46,386	1,299,662
Total Other Expenses, net	(19,851,057)	(8,273,019)	(11,226,066)
Net Income / (Loss)	(17,557,125)	(283,498,759)	22,895,280
Other Comprehensive Income / (Loss)
Unrealized loss on cash flow hedges	(847,943)	0	0
Transfer of realized loss on cash flow hedges to earnings	174,869	0	0
Equity in other comprehensive loss of affiliate	(107,083)	0	0
Unrealized loss on change in fair value of marketable securities	(827,377)	0	0
Transfer of impairment of marketable securities to earnings	980,430	0	0
Total Other Comprehensive Loss	(627,104)	0	0
Comprehensive Income / (Loss)	$ (18,184,229)	$ (283,498,759)	$ 22,895,280
Earnings / (Loss) per Class A common share, basic and diluted	$ (2.84)	$ (47.61)	$ 4.43
Weighted average number of Class A common shares, basic and diluted	6,035,910	5,793,792	4,981,272